Schedule of Investments - Virtus Private Credit Strategy ETF

January 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 58.8%
Financials - 58.8%
Ares Capital Corp.(1)	24,526	$496,161
Bain Capital Specialty Finance, Inc.	33,322	506,161
Barings BDC, Inc.	60,437	542,724
BlackRock Capital Investment Corp.(1)	139,508	538,501
BlackRock TCP Capital Corp.	48,312	554,622
Blackstone Secured Lending Fund(1)	11,104	317,685
Capital Southwest Corp.	21,598	530,447
Carlyle Secured Lending, Inc.	32,798	503,449
CION Investment Corp.	36,524	408,704
Crescent Capital BDC, Inc.	32,455	531,613
Fidus Investment Corp.	23,573	460,145
FS KKR Capital Corp.	34,462	707,160
Gladstone Capital Corp.	44,600	472,760
Gladstone Investment Corp.(1)	24,696	355,869
Goldman Sachs BDC, Inc.	44,262	669,684
Golub Capital BDC, Inc.	28,870	440,556
Hercules Capital, Inc.	32,015	554,180
Horizon Technology Finance Corp.(1)	45,785	595,663
Main Street Capital Corp.(1)	9,042	409,422
MidCap Financial Investment Corp.	40,668	564,065
Monroe Capital Corp.	41,494	299,379
New Mountain Finance Corp.	40,974	527,745
Oaktree Specialty Lending Corp.	27,199	576,075
OFS Capital Corp.	28,457	328,394
Oxford Square Capital Corp.	101,575	309,804
PennantPark Floating Rate Capital Ltd.	52,422	587,126
PennantPark Investment Corp.	82,118	578,111
Portman Ridge Finance Corp.	17,486	329,086
Prospect Capital Corp.(1)	117,138	686,429
Runway Growth Finance Corp.(1)	35,347	466,934
Saratoga Investment Corp.(1)	18,387	425,475
Sixth Street Specialty Lending, Inc.	20,817	450,896
SLR Investment Corp.	39,364	600,695
Stellus Capital Investment Corp.(1)	44,020	569,619
TriplePoint Venture Growth BDC Corp.(1)	73,205	820,628
WhiteHorse Finance, Inc.	50,760	635,008
Total Financials		18,350,975
Total Common Stocks
(Cost $19,341,535)		18,350,975
CLOSED-END FUNDS(2) - 39.2%
Ares Dynamic Credit Allocation Fund, Inc.	41,919	562,134
BlackRock 2037 Municipal Target Term Trust(1)	3,672	88,826
BlackRock Debt Strategies Fund, Inc.	43,255	477,968
BlackRock Floating Rate Income Strategies Fund, Inc.	36,676	461,017
BlackRock Floating Rate Income Trust	35,710	440,661
BlackRock Income Trust, Inc.	46,145	561,585
BlackRock Innovation and Growth Term Trust	83,386	632,066
BlackRock Limited Duration Income Trust(1)	37,503	524,667
Blackstone Senior Floating Rate Term Fund	33,293	450,454
Blackstone Strategic Credit Term Fund	41,282	481,348
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.	47,907	405,293
Eaton Vance Floating-Rate Income Trust(1)	37,576	498,634
Eaton Vance Senior Floating-Rate Trust	37,877	499,219
Eaton Vance Senior Income Trust	72,157	474,072
First Trust Senior Floating Rate Income Fund II	54,863	550,825
Invesco Dynamic Credit Opportunity Fund	2,706	30,227
Invesco Quality Municipal Income Trust(1)	35,777	340,955
Invesco Senior Income Trust	138,203	568,014
KKR Income Opportunities Fund(1)	49,658	642,078
Nuveen Credit Strategies Income Fund(1)	125,293	672,823
Nuveen Floating Rate Income Fund	65,945	557,235
Oxford Lane Capital Corp.	190,726	976,517
Pioneer Floating Rate Fund, Inc.	55,825	529,779
XAI Octagon Floating Rate Alternative Income Term Trust(1)	106,408	795,932
Total Closed-End Funds
(Cost $12,812,317)		12,222,329
SECURITIES LENDING COLLATERAL - 11.8%
Money Market Fund - 11.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(3)(4)
(Cost $3,685,840)	3,685,840	3,685,840

TOTAL INVESTMENTS - 109.8%
(Cost $35,839,692)		34,259,144
Liabilities in Excess of Other Assets - (9.8)%		(3,055,662)
Net Assets - 100.0%		$31,203,482

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,990,651; total market value of collateral held by the Fund was $4,159,245. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $473,405.
(2)	Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2024.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

January 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$18,350,975	$—	$—	$18,350,975
Closed-End Funds	12,222,329	—	—	12,222,329
Money Market Fund	3,685,840	—	—	3,685,840
Total	$34,259,144	$—	$—	$34,259,144